Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,742,599.48
Previously Paid Amount
Total Fee Amount	1,207.36
Total Offset Amount
Net Fee	$ 1,207.36